LOANS (excluding covered loans) - Investment in Impaired Loans (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 75,897	$ 76,379	$ 79,915
Contractual Principal Balance	89,728	101,881	100,511
Related Allowance	9,528	12,539	10,416
Average Recorded Investment	78,426	77,465	78,219
Interest Income Recognized	1,125	767	2,293
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	18,521	10,482	13,729
Contractual Principal Balance	21,521	12,654	18,098
Related Allowance	1,151	3,205	2,017
Average Recorded Investment	14,687	11,020	17,855
Interest Income Recognized	376	77	305
Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,102	17,387	19,332
Contractual Principal Balance	2,840	25,034	26,719
Related Allowance	838	2,578	3,716
Average Recorded Investment	8,890	19,388	20,998
Interest Income Recognized	96	94	476
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	39,796	34,520	34,124
Contractual Principal Balance	47,262	49,075	41,459
Related Allowance	7,155	6,441	4,347
Average Recorded Investment	41,053	33,790	27,504
Interest Income Recognized	512	474	1,196
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,178	11,331	10,027
Contractual Principal Balance	12,820	12,285	10,711
Related Allowance	290	313	336
Average Recorded Investment	10,741	10,478	9,338
Interest Income Recognized	119	103	236
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	452	485	150
Contractual Principal Balance	556	526	179
Related Allowance	0	0	0
Average Recorded Investment	452	371	336
Interest Income Recognized	2	6	6
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,352	2,174	2,553
Contractual Principal Balance	4,233	2,307	3,345
Related Allowance	2	2	0
Average Recorded Investment	2,504	2,418	2,188
Interest Income Recognized	20	13	74
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	496
Contractual Principal Balance	496
Related Allowance	92	0	0
Average Recorded Investment	99
Interest Income Recognized	0
Impaired Financing Receivables With Related Allowance [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,560	4,131	4,354
Contractual Principal Balance	4,252	4,267	6,090
Related Allowance	1,151	3,205	2,017
Average Recorded Investment	5,350	3,683	10,423
Interest Income Recognized	161	15	77
Impaired Financing Receivables With Related Allowance [Member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,640	11,098	14,407
Contractual Principal Balance	2,168	13,905	18,261
Related Allowance	838	2,578	3,716
Average Recorded Investment	5,033	13,731	11,063
Interest Income Recognized	81	92	378
Impaired Financing Receivables With Related Allowance [Member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	24,014	19,521	16,693
Contractual Principal Balance	25,684	26,357	19,799
Related Allowance	7,155	6,441	4,347
Average Recorded Investment	25,499	15,484	13,391
Interest Income Recognized	235	225	392
Impaired Financing Receivables With Related Allowance [Member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,956	2,692	4,173
Contractual Principal Balance	2,003	2,705	4,264
Related Allowance	290	313	336
Average Recorded Investment	2,278	3,630	2,727
Interest Income Recognized	38	37	152
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Contractual Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	15
Interest Income Recognized	0	1
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	101	101
Contractual Principal Balance	101	101
Related Allowance	2	2
Average Recorded Investment	81	81
Interest Income Recognized	1	3
Impaired Financing Receivables With Related Allowance [Member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	170
Contractual Principal Balance	170
Related Allowance	92
Average Recorded Investment	34
Interest Income Recognized	0
Loans with no related allowance recorded [member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,961	6,351	9,375
Contractual Principal Balance	17,269	8,387	12,008
Related Allowance	0	0	0
Average Recorded Investment	9,337	7,337	7,432
Interest Income Recognized	215	62	228
Loans with no related allowance recorded [member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	462	6,289	4,925
Contractual Principal Balance	672	11,129	8,458
Related Allowance	0	0	0
Average Recorded Investment	3,857	5,657	9,935
Interest Income Recognized	15	2	98
Loans with no related allowance recorded [member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,782	14,999	17,431
Contractual Principal Balance	21,578	22,718	21,660
Related Allowance	0	0	0
Average Recorded Investment	15,554	18,306	14,113
Interest Income Recognized	277	249	804
Loans with no related allowance recorded [member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,222	8,639	5,854
Contractual Principal Balance	10,817	9,580	6,447
Related Allowance	0	0	0
Average Recorded Investment	8,463	6,848	6,611
Interest Income Recognized	81	66	84
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	452	485	150
Contractual Principal Balance	556	526	179
Related Allowance	0	0	0
Average Recorded Investment	452	356	336
Interest Income Recognized	2	5	6
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,251	2,073	2,553
Contractual Principal Balance	4,132	2,206	3,345
Related Allowance	0	0	0
Average Recorded Investment	2,423	2,337	2,188
Interest Income Recognized	19	10	74
Loans with no related allowance recorded [member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	326
Contractual Principal Balance	326
Related Allowance	0
Average Recorded Investment	65
Interest Income Recognized	$ 0